Business Combination and Acquisition - Opko Finite Lived Intangible Assets Acquired (Details) - USD ($) $ in Thousands				3 Months Ended	12 Months Ended
		Oct. 15, 2021		Dec. 31, 2021	Dec. 31, 2020
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)		8 years	[1]	8 years	12 years
Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Useful Life (in years)		4 years 2 months 12 days	[2]	4 years 2 months 12 days	7 years
Opco
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired				$ 393,070
Weighted Average Useful Life (in years)		5 years 8 months 12 days
Opco | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	[1]			44,970
Opco | Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	[2]			67,310
Opco | Trademarks / trade names
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets acquired	[3]			39,470
Opco | Licenses
Acquired Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets acquired	[4]			$ 241,320

[1]	The customer relationships represent the existing customer relationships of Opco that were valued by applying the multi-period excess earnings methodology.
[2]	The technology represents technologies acquired and developed by Opco for the purpose of operating its platform, which were valued using the relief-from-royalty method.
[3]	The trademarks / trade names represent those that Opco originated which were valued using the relief-from-royalty method.
[4]	The licenses represent those that Opco acquired that were valued using the with-and-without method.